CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed statement of financial position
Condensed statement of financial position:
As of December 31

	2020	2019	2018
Non-current assets
Intangible assets	8	10	9
Tangible fixed assets	8	15	4
Financial fixed assets	138	1,152	3,590
Total non-current assets	154	1,177	3,603
Total current assets	320	393	435

Total assets	474	1,570	4,038

Equity	163	1,226	3,670
Total liabilities	311	344	368

Total equity and liabilities	474	1,570	4,038

Condensed income statement
Condensed income statement:
for the years ended December 31

	2020	2019	2018
Selling, general and administrative expenses	(101)	(160)	(240)
Other operating gains	—	350	—
Recharged expenses to group companies	3	21	47

Operating (loss) / profit	(98)	211	(193)
Finance income and (costs)	(2)	6	4
Share in result of subsidiaries after tax	(249)	404	771
Income tax	—	—	(1)
Total non-operating income and expenses	(251)	410	774

Profit / (loss) for the year	(349)	621	581

Condensed statements of comprehensive income	Condensed statements of comprehensive income: for the years ended December 31

	2020	2019	2018
Total comprehensive (loss) / profit for the year, net of tax	(800)	733	(138)

Condensed statement of cash flows
Condensed statement of cash flows:
for the years ended December 31

	2020	2019	2018

Net cash flows from operating activities	(13)	(213)	23

Investing activities
Receipt of dividends	—	—	571
Receipt of capital surplus from a subsidiary	317	650	—
Other cash flows from investing activities	—	101	(76)
Net cash flows used in investing activities	317	751	495

Financing activities
Proceeds from borrowings net of fees paid	—	—	—
Repayment of borrowings	—	—	—
Dividends paid to equity owners of the parent	(260)	(522)	(505)
Share capital issued and paid	—	—	—

Net cash flows generated from/(used in) financing activities	(260)	(522)	(505)

Net increase (decrease) in cash and cash equivalents	44	16	13
Net foreign exchange difference	—	—	1
Cash and cash equivalents at beginning of period	35	19	5
Cash and cash equivalents at end of period	79	35	19